CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Revenues	¥ 232,076	$ 33,793	¥ 337,469	¥ 482,392
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB45,757, RMB31,813 and RMB22,347 for the years ended March 31, 2021, 2022 and 2023, respectively)	(113,884)	(16,583)	(159,601)	(183,112)
Sales and marketing expenses	(67,709)	(9,859)	(148,410)	(229,775)
Research and development expenses	(37,068)	(5,398)	(82,641)	(103,474)
General and administrative expenses	(63,445)	(9,238)	(79,178)	(103,038)
Amortization of intangible assets	(59,992)	(8,736)	(328,154)	(341,802)
Impairment of goodwill and intangible assets	(84,693)	(12,332)	(235,394)	0
Other income, net	7,267	1,058	25,427	49,885
Loss from operations	(187,448)	(27,295)	(670,482)	(428,924)
Interest income	17,389	2,532	13,903	19,601
Interest expense	(598)	(87)	0	0
Gain/(Loss) from investments, net	(18,615)	(2,711)	232	86,497
Loss before income tax and share of results of equity investee	(189,272)	(27,561)	(656,347)	(322,826)
Income tax (expenses)/benefits	1,983	288	14,512	(5,181)
Share of results of equity method investees	883	129	(539)	36
Net loss	(186,406)	(27,144)	(642,374)	(327,971)
Net loss attributable to non-controlling interests	(8,422)	(1,226)	(2,574)	0
Net loss attributable to MOGU Inc.	(177,984)	(25,918)	(639,800)	(327,971)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	14,264	2,077	(17,400)	(72,993)
Share of other comprehensive loss of equity method investees	0	0	0	0
Unrealized securities holding losses, net of tax	(884)	(129)	(10,729)	(31,658)
Total comprehensive loss	(173,026)	(25,196)	(670,503)	(432,622)
Total comprehensive loss attributable to non-controlling interests	(8,422)	(1,226)	(2,574)	0
Total comprehensive loss attributable to MOGU Inc.	¥ (164,604)	$ (23,970)	¥ (667,929)	¥ (432,622)
Net loss per ordinary share
Basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.25)	¥ (0.12)
Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.25)	¥ (0.12)
Weighted average number of shares used in computing net loss per share
Basic	2,554,338,579	2,554,338,579	2,519,948,060	2,630,425,361
Diluted	2,554,338,579	2,554,338,579	2,519,948,060	2,630,425,361
ADS
Net loss per ordinary share
Basic | (per share)	¥ (20.90)	$ (3.04)	¥ (76.17)	¥ (37.41)
Diluted | (per share)	¥ (20.90)	$ (3.04)	¥ (76.17)	¥ (37.41)
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ (1,448)	$ (211)	¥ (1,872)	¥ (2,464)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(7,855)	(1,144)	(6,789)	(14,475)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(3,398)	(495)	(3,905)	(5,416)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(862)	(126)	108	(3,940)
Commission Revenues
Revenues	147,514	21,480	226,742	318,602
Marketing Services Revenues
Revenues	4,416	643	17,888	71,345
Financing Solutions Revenues
Revenues	12,947	1,885	31,852	49,285
Technology Services Revenues
Revenues	58,867	8,572	46,077	28,505
Other Revenues
Revenues	¥ 8,332	$ 1,213	¥ 14,910	¥ 14,655